Trade and Other Payables (Tables)	6 Months Ended
Jun. 30, 2025
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	As of December 31, 2024	As of June 30, 2025
	MYR	MYR	USD
Trade payables (note (a))	14,089,238	9,730,696	2,302,741
Other payable and accruals	1,832,975	805,327	190,578
Wages payable	200,235	322,740	76,376
Interest payable of RCPS (note (b))	1,072,266	991,331	234,596
Total trade and other payables (note (c))	17,194,714	11,850,094	2,804,291

(a) An aging analysis of the trade payables as of December 31, 2024 and June 30, 2025 are as follows:

(b)	The interest payable of RCPS is calculated based on the weighted average principal of RCPS and the related effective interest rate. AI RCPS bear an effective interest rate of 14.0% (note 12).

(c)	Except for advances received for redeemable convertible preference shares, all the trade and other payables classified as current are expected to be settled within one year or are repayable on demand.

Schedule of Aging Analysis of Trade Payables	An aging analysis of the trade payables as of December 31, 2024 and June 30, 2025 are as follows:
	As of December 31, 2024	As of June 30, 2025
	MYR	MYR	USD
Within 3 months	13,892,154	3,488,221	825,477
More than 3 months but within 6 months	1,226	3,775,862	893,547
More than 6 months but within 1 year	139,580	2,390,336	565,666
More than 1 year	56,278	76,277	18,051
Total trade payables	14,089,238	9,730,696	2,302,741